Summary Of Significant Accounting Policies (Impact Of Change In Statement Of Cash Flows Presentation To Prior Periods) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Unrealized foreign currency losses, net	$ 4,165	$ 3,340		$ 4,124
Net cash provided by operating activities	195,035	187,678		157,672
Effect of exchange rate changes in cash and cash equivalents	(1,963)	(1,459)		(6,837)
Net impact to cash and cash equivalents	(164,368)	63,593		77,045
As Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrealized foreign currency losses, net	4,217
Changes in operating assets and liabilities, net of effects of acquisitions		11,840		19,535
Net cash provided by operating activities	195,035	185,309		153,286
Effect of exchange rate changes in cash and cash equivalents		910		(2,451)
Net impact to cash and cash equivalents
As Adjusted [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrealized foreign currency losses, net		1,963	[1]	2,282	[1]
Changes in operating assets and liabilities, net of effects of acquisitions		12,246		21,639
Net cash provided by operating activities		187,678	[1]	157,672	[1]
Effect of exchange rate changes in cash and cash equivalents		(1,459)		(6,837)
Net impact to cash and cash equivalents
Impact [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrealized foreign currency losses, net		1,963		2,282
Changes in operating assets and liabilities, net of effects of acquisitions		406		2,104
Net cash provided by operating activities		2,369		4,386
Effect of exchange rate changes in cash and cash equivalents		(2,369)		(4,386)
Net impact to cash and cash equivalents

[1]	Refer to the above section "Impact of Change in Consolidated Statement of Cash Flows Presentation to Prior Periods".